Other Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Administrative expense [Abstract]
Table of Other Administrative Expenses

	2020	2019	2018
Taxes	4,490,270	4,433,658	4,226,702
Maintenance costs	2,226,065	2,034,666	1,931,138
Armored transportation services	2,205,072	3,447,768	2,701,123
Rent	1,876,131	1,334,943	1,967,802
Administrative expenses	1,622,077	1,725,522	1,349,599
Electricity and communications	1,024,242	966,919	824,218
Other fees	966,453	944,428	737,943
Security services	768,112	658,966	759,803
Advertising	718,833	861,349	1,037,373
Insurance	222,001	194,810	181,218
Travel expenses	118,790	226,699	226,880
Stationery and supplies	68,797	98,409	94,482
Other administrative expenses	2,452,594	2,101,504	2,079,828

TOTAL	18,759,437	19,029,641	18,118,109